Notes to the Consolidated Financial Statements - Russian-Ukrainian conflict (Details) - USD ($) $ in Millions			3 Months Ended				12 Months Ended
	Dec. 31, 2022	Jul. 18, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statements
Asset impairments recorded in net income, TotalEnergies share							$ (15,743)	$ (910)	$ (8,465)
NET INCOME - TotalEnergies SHARE							20,526	16,032	(7,242)
Capital employed	$ 131,283		$ 131,283				131,283	143,853	$ 143,224
Russia
Statements
Asset impairments recorded in net income, TotalEnergies share							(14,756)
NET INCOME - TotalEnergies SHARE							(11,578)	1,995
Operating cash flow							1,480	1,163
Provisions on capital employed	(1,752)		(1,752)				(1,752)
Capital employed	$ 2,874		2,874				2,874	13,652
Novatek
Statements
Impairment			(4,092)	$ (3,056)	$ (3,513)
Stake held in associate (as a percent)	19.40%
Capital employed								6,243
Terneftegaz JSC
Statements
Percentage of ownership agreed to be sold		49.00%
Capital employed								573
Arctic LNG 2 LLC
Statements
Impairment						$ (4,095)
Capital employed								2,450
Yamal LNG
Statements
Capital employed	$ 4,626		$ 4,626				$ 4,626	4,333
Kharyaga
Statements
Capital employed								$ 53